NON-RECOURSE BORROWINGS - Schedule of Borrowings By Currency (Details) € in Millions, ₩ in Millions, ₨ in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 INR (₨)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 COP ($)	Dec. 31, 2025 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 INR (₨)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 COP ($)	Dec. 31, 2024 KRW (₩)
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	$ 228,414,000,000									$ 204,558,000,000
LP Investments and Other [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	22,400,000,000
U.S. dollars
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	135,045,000,000									119,612,000,000
British pounds
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	15,246,000,000	£ 11,315								12,583,000,000	£ 10,054
Indian rupees
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	7,328,000,000		₨ 658,594							10,911,000,000		₨ 934,088
Canadian dollars
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	17,123,000,000			$ 23,501						15,830,000,000			$ 22,767
European Union euros
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	21,418,000,000				€ 18,239					17,164,000,000				€ 16,578
Australian dollars
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	10,243,000,000					$ 15,349				9,498,000,000					$ 15,350
Brazilian reais
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	11,172,000,000						R$ 61,485			10,634,000,000						R$ 65,848
Colombian pesos
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	4,086,000,000							$ 15,426,671		3,533,000,000							$ 15,566,206
Korean won
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	2,336,000,000								₩ 3,373,070	2,185,000,000								₩ 3,230,442
Other [Member]
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	$ 4,417,000,000									$ 2,608,000,000